Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events	NOTE 17. SUBSEQUENT EVENTS On October 15, 2013, the board of directors approved the dissolution of LSGBV and LSIPL as part of the Company’s efforts to reduce its cost structure and preserve cash flow.